Subsequent Events - Narrative (Details) - USD ($)	Apr. 01, 2021	Mar. 27, 2017
Subsequent Event [Line Items]
Line of credit facility, maximum borrowing capacity		$ 200,000,000
Subsequent Event | Aspen Specialty | Federal Home Loan Bank of Boston
Subsequent Event [Line Items]
Line of credit facility, maximum borrowing capacity	$ 98,000,000
Subsequent Event | AAIC | Federal Home Loan Bank of Boston
Subsequent Event [Line Items]
Line of credit facility, maximum borrowing capacity	$ 97,000,000
Percentage limit of pledged assets permitted to secure debt obligations	10.00%